Property and Equipment Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment Net
Office equipment and furniture	$ 23,198	$ 21,755
Leasehold improvements	11,932	11,192
Less: accumulated depreciation	(20,147)	(10,333)
Plant and equipment, net	$ 14,983	$ 22,614